Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 16, 2022	Jun. 30, 2022	Dec. 31, 2020
Income Taxes [Abstract]
Valuation allowances				$ 7,500,000	$ 3,600,000
Purchase amount					200,000
Deferred expense					3,400,000
Net operating losses amount					58,900,000
Taxable income percentage				80.00%
Deferred tax assets amount				$ 17,500,000
Potential penalties amount				100,000				$ 30,000
Paid income taxes amount				$ 100,000	$ 100,000
Corporate alternative minimum tax rate						15.00%
Average adjusted financial statement income						$ 1,000,000,000
Excise tax						1.00%
Effective tax rate	0.00%	0.44%
Net operating loss carry forwards percentage			80.00%
Uncertain tax positions							$ 100,000